Accounting for Stock-Based Compensation (Schedule of Share-based Compensation, Stock Options, Activity) (Details) (Employee Stock Option [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, shares	7,104,113	8,389,142	7,834,332
Granted, Shares		253,500	1,505,000
Exercised, Shares	(3,299,859)	(1,050,772)	(623,341)
Forfeited and Cancelled, Shares	(66,709)	(487,757)	(326,849)
Ending Balance, shares	3,737,545	7,104,113	8,389,142
Beginning of Period, Weighted Average Exercise Price	$ 34.25	$ 32.83	$ 32.08
Granted, Weighted Average Exercise Price		$ 21.16	$ 35.87
Exercised, Weighted Average Exercise Price	$ 33.53	$ 19.85	$ 30.34
Forfeited and Cancelled, Weighted Average Exercise Price	$ 34.01	$ 34.12	$ 33.69
End of Period, Weighted Average Exercise Price	$ 34.88	$ 34.25	$ 32.83
Weighted Average Remaining Contractual Term	4 years 1 month 6 days
Aggregate Intrinsic Value	$ 17,806
Exercisable, Shares	3,203,520
Exercisable, Weighted Average Exercise Price	$ 35.49
Exercisable, Weighted Average Remaining Contractual Term	3 years 6 months
Exercisable, Aggregate Intrinsic Value	$ 13,515